Subsequent Events (Details)				6 Months Ended
	Aug. 07, 2026 USD ($) $ / shares shares	Jul. 14, 2026 USD ($)	May 07, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jul. 02, 2026 USD ($) t
Subsequent Events [Line Items]
Principal amount of convertible debenture				$ 20,000,000
Net proceeds		$ 5,600,000		$ 19,400,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount of convertible debenture	$ 550,000	$ 5,800,000
Accrued interest	$ 23,195
Shares of common stock (in Shares) | shares	210,191
Outstanding principal balance	$ 5,225,000
Trial shipment (in Metric Tons) | t						4
Amount of trial shipment						$ 555,520
Expected purchase (in Metric Tons) | t						12
Convertible Debentures [Member]
Subsequent Events [Line Items]
Percentage of debenture		97.00%	97.00%	5.00%
Outstanding principal balance			$ 20,000,000	$ 20,000,000
Minimum [Member]
Subsequent Events [Line Items]
Conversion prices (in Dollars per share) | $ / shares				$ 1.86
Minimum [Member] | Convertible Debentures [Member]
Subsequent Events [Line Items]
Conversion prices (in Dollars per share) | $ / shares	$ 2.14
Maximum [Member]
Subsequent Events [Line Items]
Conversion prices (in Dollars per share) | $ / shares				$ 12.09
Maximum [Member] | Convertible Debentures [Member]
Subsequent Events [Line Items]
Conversion prices (in Dollars per share) | $ / shares	$ 4.59